Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of operations
Net sales revenue	R$ 49,260,594	R$ 47,663,988	R$ 46,879,989
Cost of products sold	(36,177,408)	(34,985,569)	(36,697,842)
Gross Profit	13,083,186	12,678,419	10,182,147
Income (expenses)
Selling and distribution	(1,459,608)	(1,403,673)	(1,077,308)
General and administrative	(1,434,272)	(1,285,613)	(1,095,403)
Research and development	(167,456)	(162,010)	(169,635)
Results from equity investments	39,956	30,078	2,219
Other income (expenses), net	(854,880)	(3,905,954)	(952,300)
Total Income (expenses)	9,206,926	5,951,247	6,889,720
Financial results
Financial expenses	(3,747,217)	(3,570,962)	(3,163,402)
Financial income	603,630	690,122	584,933
Exchange rate variations, net	(798,762)	(3,210,417)	102,910
Total	(3,942,349)	(6,091,257)	(2,475,559)
Profit (loss) before income tax and social contribution	5,264,577	(140,010)	4,414,161
IR and CSL - current and deferred	(1,357,682)	(616,046)
Total	(1,357,682)	(616,046)	(1,660,354)
Profit (loss) for the year of continued operations	3,906,895	(756,056)	2,753,807
Discontinued operations results
Profit (loss) from discontinued operations	13,499	40,760	16,827
IR and CSL - current and deferred	(4,623)	(13,901)	(10,445)
Total Discontinued operations results	8,876	26,859	6,382
Profit (loss) for the year	3,915,771	(729,197)	R$ 2,760,189
Consolidated Braskem without the effect of Braskem Idesa consolidated
Statement of operations
Net sales revenue	46,207,109	46,343,171
Cost of products sold	(34,675,494)	(34,040,770)
Gross Profit	11,531,615	12,302,401
Income (expenses)
Selling and distribution	(1,287,817)	(1,286,558)
General and administrative	(1,336,072)	(1,201,489)
Research and development	(167,456)	(162,010)
Results from equity investments	191,949	(923,096)
Other income (expenses), net	(887,185)	(3,913,567)
Total Income (expenses)	8,045,034	4,815,681
Financial results
Financial expenses	(3,044,668)	(3,054,334)
Financial income	850,367	955,423
Exchange rate variations, net	(936,804)	(2,115,993)
Total	(3,131,105)	(4,214,904)
Profit (loss) before income tax and social contribution	4,913,929	600,777
IR and CSL - current and deferred	(1,057,699)	(1,039,107)
Total	(1,057,699)	(1,039,107)
Profit (loss) for the year of continued operations	3,856,230	(438,330)
Discontinued operations results
Profit (loss) from discontinued operations	13,499	40,760
IR and CSL - current and deferred	(4,623)	(13,901)
Total Discontinued operations results	8,876	26,859
Profit (loss) for the year	3,865,106	(411,471)
Braskem Idesa consolidated
Statement of operations
Net sales revenue	3,656,801	1,495,018
Cost of products sold	(2,125,031)	(1,109,020)
Gross Profit	1,531,770	385,998
Income (expenses)
Selling and distribution	(171,791)	(117,115)
General and administrative	(122,043)	(123,855)
Other income (expenses), net	32,305	7,613
Total Income (expenses)	1,270,241	152,641
Financial results
Financial expenses	(973,952)	(688,868)
Financial income	24,666	3,193
Exchange rate variations, net	132,186	(1,094,424)
Total	(817,100)	(1,780,099)
Profit (loss) before income tax and social contribution	453,141	(1,627,458)
IR and CSL - current and deferred	(299,983)	423,061
Total	(299,983)	423,061
Profit (loss) for the year of continued operations	153,158	(1,204,397)
Discontinued operations results
Profit (loss) for the year	153,158	(1,204,397)
Eliminations
Statement of operations
Net sales revenue	(603,316)	(174,201)
Cost of products sold	623,117	164,221
Gross Profit	19,801	(9,980)
Income (expenses)
General and administrative	23,843	39,731
Results from equity investments	(151,993)	953,174
Total Income (expenses)	(108,349)	982,925
Financial results
Financial expenses	271,403	172,240
Financial income	(271,403)	(268,494)
Exchange rate variations, net	5,856
Total	5,856	(96,254)
Profit (loss) before income tax and social contribution	(102,493)	886,671
Profit (loss) for the year of continued operations	(102,493)	886,671
Discontinued operations results
Profit (loss) for the year	R$ (102,493)	R$ 886,671